Item 1: Report to Shareholders

Limited-Term Bond Portfolio	June 30, 2005

The views and opinions in this report were current as of June 30, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

MANAGER COMMENTARY

Investment-grade bonds generated unexpectedly good returns during the 6- and 12-month periods ended June 30, 2005. Long-term securities were particularly strong as their yields declined even though the Federal Reserve has raised short-term interest rates nine times since June 2004. Shorter-term bonds were positive during both periods, but their returns were less robust since yields in this segment of the market ranged from flat to slightly higher. Your fund posted modest gains in this low-yield environment, outpacing both of its benchmarks over the past six months.

MARKET ENVIRONMENT

Twelve months ago, strong U.S. economic growth and signs of rising inflation prompted the Federal Reserve to caution investors that it would begin raising short-term rates from the low levels that had prevailed for several years. From June 2004 through June 2005, the central bank gradually lifted the federal funds target rate—an overnight lending rate—from a 46-year low of 1.00% to 3.25% in nine quarter-point increments. Despite these rate increases and higher oil prices, the economy continued to expand steadily over the last year.

Money market yields, which closely track the fed funds rate, rose substantially over the last 12 months. In contrast, long-term interest rates declined, which was highly unexpected by most market observers. As a result, the difference between short- and long-term interest rates significantly narrowed during our fiscal year, resulting in a flattening of the Treasury yield curve (a graphic depiction of the relationship between short- and longer-term yields).

Short-term bonds delivered modest returns during the past six months. Long-term bond returns were generally favorable during the period, and Treasuries and municipal bonds with long maturities fared better than corporate securities. Investment-grade corporate and mortgage-backed bonds lagged somewhat, while high-yield issues were flat. For the 12-month period, bond returns were more robust. The Lehman Brothers U.S. Aggregate Index, which measures the performance of domestic investment-grade taxable bonds, returned 2.51% in the last six months and 6.80% for the full year.

PERFORMANCE

Performance Comparison
Periods Ended 6/30/05	6 Months	12 Months
Limited-Term
Bond Portfolio	1.07%	2.29%
Lipper Variable Annuity
Underlying Short
Intermediate Investment-
Grade Debt Funds Average	0.96	2.54
Merrill Lynch 1-5 Year
U.S. Corporate and
Government Index	1.02	2.89

Your fund generated modest gains during the 6- and 12-month periods ended June 30, 2005, surpassing the Merrill Lynch 1-5 Year U.S. Corporate and Government Index and the Lipper peer group over the past six months but trailing the benchmarks for the year. The fund’s net asset value declined three cents from the end of December to $4.95 at the end of June in a challenging environment, but dividends contributed $0.08 per share, resulting in a positive total return for the six-month period. For the 12-month cycle, the net asset value fell $0.05, but dividends amounting to $0.16 per share put the annual return in positive territory. As you know, the objective of the fund is to provide greater income than is available from a money market fund but with a higher degree of principal risk.

Key Statistics
Periods Ended	12/31/04	6/30/05
Price Per Share	$4.98	$4.95
Dividends Per Share
6 Months	0.08	0.08
12 Months	0.17	0.16
30-Day Dividend Yield*	3.15%	3.60%
30-Day Standardized
Yield to Maturity	2.86	3.55
Weighted Average Maturity
(years)	2.1	2.3
Weighted Average Effective
Duration (years)	1.7	1.6
*Dividends earned for the last 30 days of each period indicated are annualized and divided by the fund’s net asset value at the end of the period.

During the past six months, we continued to avoid shorter-term securities with their lower yields and were, therefore, able to generate higher income than many competing funds. Early in the year, our exposure to mortgage-backed bonds benefited performance and kept volatility to a minimum. In March, however, we lowered our mortgage holdings as the yield curve began to flatten (see our comments about the yield curve in the previous section); a flat yield curve usually has a negative impact on mortgage-backed securities.

We added to our holdings of Treasury inflation-protected securities (TIPS) earlier this year, and the move proved beneficial as TIPS outperformed regular Treasuries in subsequent months. Throughout the period, we continued to beef up these positions since we expect them to perform well as inflationary pressures build in coming months. In May, we eliminated our position in Italian government inflation-linked notes following excellent performance. In addition, Mexico was the best-forming market late in the period, and our holdings of Mexican government bonds also paid off handsomely. We also initiated a position in Australian dollar-denominated securities to capture their relatively high yield. We held them until after the reporting period and then sold them when the currency risk outweighed potential benefits, in our view.

Sector Diversification
Percent of		Percent of
Net Assets		Net Assets
	12/31/04	6/30/05
Corporate Bonds and Notes	47%	49%
Banking and Finance	14	17
Utilities	9	10
Industrial	8	9
Consumer Products and Services	8	7
Media and Communications	5	4
Energy	2	2
Transportation Services	1	–
Asset-Backed Securities	11	9
Mortgage-Backed Securities	23	23
U.S. Government Obligations	8	11
U.S. Treasury	5	6
U.S. Government Agencies	3	5
Non-U.S. Dollar-Denominated
Securities	–	2
Money Market Funds	12	5
All Other	–	1
Other Assets Less Liabilities	-1	–
Total	100%	100%

We maintained an overweighting in corporate bonds as steady demand and healthy supply lent support to this segment of the fixed-income market. While the credit fundamentals remain strong in a growing economy, we have grown concerned about the impact that individual corporate events could have on the corporate market. While we lowered our exposure to more volatile BBB securities, such as automobile bonds, we have kept a relatively high weighting here in an effort to take advantage of the loftier yields. We also added positions in corporate floating-rate notes in an effort to participate in the benefits provided by rising shorter-term interest rates and a flattening yield curve.

The portfolio’s weighted average duration slipped from 1.7 to 1.6 years during the past six months, which enhanced performance in a rising rate environment for short-term bonds. (Duration is a measure of a bond fund’s sensitivity to interest rates; see the Glossary for a more detailed explanation.)

Quality Diversification
	Percent of	Percent of
	Net Assets	Net Assets
	12/31/04	6/30/05
Quality Rating
U.S. Government
Agency Securities*	18%	21%
AAA	35	31
AA	6	6
A	19	19
BBB	21	20
BB and Below	1	2
Not Rated	–	1
Total	100%	100%
* U.S. government agencies include GNMA and conventional
pass-throughs, and CMOs.
Source: Standard & Poor’s; if Standard & Poor’s does not rate a security, then Moody’s Investors Service is used as a secondary source.

At the end of June, 31% of the portfolio was allocated to AAA securities, 21% to agencies (including GNMAs and collateral mortgage obligations), 6% to AA, 19% to A, 20% to BBB, and the balance to BB and unrated bonds. Corporate bonds and notes amounted to 49% of portfolio net assets, mortgage-backed securities 23%, asset-backed securities 9%, and the remainder was divided among U.S. Treasuries and agency obligations, non-U.S. dollar bonds, and reserves.

OUTLOOK

We expect the economy to grow about 4% in 2005, roughly the same rate as last year. We believe cost and price pressures will continue to build in coming months as the economy expands, but we expect any pickup in inflation to be moderate and well contained by the Federal Reserve’s monetary policy. Toward that end, the Fed is likely to continue its program of raising short-term interest rates at the measured pace it has adopted since June 2004. In this type of environment, with the economy growing moderately, longer-term yields increasing more slowly than short-term rates (or possibly declining further), and inflation under control, shorter-term bonds should perform reasonably well.

Short-term fixed-income securities offer portfolio diversification, are less volatile than equities and long-term bonds, generate income that can help offset principal losses, and provide a relatively safe haven in periods of geopolitical instability. We expect to maintain a fairly short portfolio duration relative to our benchmarks in an effort to capture higher yields more quickly as short-term rates rise. We believe short-term bonds should be able to absorb any future rate hikes as long as Fed policy continues as it has over the past 12 months.

As always, we will continue to monitor conditions closely and look for opportunities as they become available in a changing economic environment.

Thank you for investing with T. Rowe Price.

Respectfully submitted,

Edward A. Wiese
President and chairman of the fund’s Investment Advisory Committee
July 22, 2005

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

Risks of Fixed-Income Investing

Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded, or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This could increase the fund’s sensitivity to rising interest rates and its potential for price declines.

Glossary

Lipper Averages: The averages of available mutual fund performance returns for specified time periods in defined categories as tracked by Lipper Inc.

Merrill Lynch 1-5 Year U.S. Corporate and Government Index: A broad index that incorporates corporate, Treasury, and agency bonds with maturities of one to five years.

Duration: A measure of a bond fund’s sensitivity to changes in interest rates. For example, a fund with a duration of two years would fall about 2% in price in response to a one-percentage-point rise in interest rates, and vice versa.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Average Annual Compound Total Return

Periods Ended 6/30/05	1 Year	5 Years	10 Years

Limited-Term Bond Portfolio	2.29%	5.26%	5.17%
Lipper Variable Annuity
Underlying Short
Intermediate Investment-
Grade Debt Funds Average	2.54	4.72	5.16
Merrill Lynch 1-5 Year
U.S. Corporate and
Government Index	2.89	5.72	5.78

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-469-5304.

This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Total returns do not include charges imposed by your insurance company’s separate account. If these were included, performance would have been lower. When assessing performance, investors should consider both short- and long-term returns.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Limited-Term Bond Portfolio

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period*
	Value	Value	1/1/05 to
	1/1/05	6/30/05	6/30/05
Actual	$1,000.00	$1,010.70	$3.49
Hypothetical
(assumes 5% return
before expenses)	1,000.00	1,021.32	3.51

* Expenses are equal to the fund’s annualized expense ratio for the six-month period (0.70%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181)
divided by the days in the year (365) to reflect the half-year period.

Financial Highlights
T. Rowe Price Limited-Term Bond Portfolio
(Unaudited)
			For a share outstanding throughout each period

Limited-Term Bond Class
	6 Months	Year
	Ended	Ended
	6/30/05**	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00
NET ASSET VALUE
Beginning of period	$4.98	$5.09	$5.08	$5.06	$4.93	$4.79

Investment activities
Net investment income (loss)	0.08	0.16	0.18	0.25	0.28	0.29
Net realized and
unrealized gain (loss)	(0.03)	(0.10)	0.03	0.02	0.13	0.14

Total from
investment activities	0.05	0.06	0.21	0.27	0.41	0.43

Distributions
Net investment income	(0.08)	(0.17)	(0.19)	(0.25)	(0.28)	(0.29)
Net realized gain	–	–	(0.01)	–	–	–

Total distributions	(0.08)	(0.17)	(0.20)	(0.25)	(0.28)	(0.29)

NET ASSET VALUE
End of period	$4.95	$4.98	$5.09	$5.08	$5.06	$4.93

Ratios/Supplemental Data
Total return^	1.07%	1.10%	4.28%	5.42%	8.47%	9.25%
Ratio of total expenses to
average net assets	0.70%†	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment
income (loss) to
average net assets	3.32%†	3.16%	3.68%	4.86%	5.54%	6.00%
Portfolio turnover rate	66.4%†¤	47.2%	123.8%	62.4%	48.4%	58.4%
Net assets, end of
period (in thousands)	$84,854	$92,092	$90,233	$86,375	$83,906	$68,844

^	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
†	Annualized
** Per share amounts calculated using average shares outstanding method.
¤	The portfolio turnover rate calculation includes purchases and sales from mortgage dollar roll transactions
(see Note 2); had these transactions been excluded from the calculation, the portfolio turnover for the six months ended June 30, 2005 would have been 62.7%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
T. Rowe Price Limited-Term Bond Portfolio
(Unaudited)
For a share outstanding throughout the period

Limited-Term Bond–II Class
3/31/05
Through
6/30/05**
NET ASSET VALUE
Beginning of period	$4.92

Investment activities
Net investment income (loss)	0.04
Net realized and
unrealized gain (loss)	0.02

Total from
investment activities	0.06

Distributions
Net investment income	(0.03)

NET ASSET VALUE
End of period	$4.95

Ratios/Supplemental Data
Total return^	1.23%
Ratio of total expenses to
average net assets	0.95%†
Ratio of net investment
income (loss) to
average net assets	2.93%†
Portfolio turnover rate	66.4%†¤
Net assets, end of period (in thousands)	$866

^	Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.
†	Annualized
** Per share amounts calculated using average shares outstanding method.
¤	The portfolio turnover rate calculation includes purchases and sales from mortgage dollar roll transactions
(see Note 2); had these transactions been excluded from the calculation, the portfolio turnover for the six months ended June 30, 2005, would have been 62.7%.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (1)
T. Rowe Price Limited-Term Bond Portfolio
June 30, 2005 (Unaudited)
	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS AND NOTES 49.9%

Banking and Finance 16.9%
AIG Sunamerica Global Financing XII
144A, 5.30%, 5/30/07	550	560
Allstate Financial Global Funding
144A, 5.25%, 2/1/07	500	509
Bank of America, 5.25%, 2/1/07	300	306
Bank of New York, 3.80%, 2/1/08	250	248
Bank One, 6.50%, 2/1/06	300	305
CIT Group
4.125%, 2/21/06	250	250
5.50%, 11/30/07	500	515
Citigroup, 4.125%, 2/22/10	400	399
Countrywide Home Loans
4.125%, 9/15/09	350	345
First Data, 4.50%, 6/15/10	275	277
First Union, 7.55%, 8/18/05	750	754
Goldman Sachs Group
VR, 3.245%, 7/2/07	225	225
HBOS Treasury Services
144A, 3.125%, 1/12/07	400	395
Household Finance, 5.75%, 1/30/07	400	410
International Lease Finance
3.75%, 8/1/07	500	495
Key Bank, 4.412%, 3/18/08	400	403
Landwirtschaftliche Rentenbank
3.875%, 3/15/10	1,000	993
Marsh & McLennan
3.625%, 2/15/08	200	196
Marshall & Ilsley Bank
3.80%, 2/8/08	500	496
4.125%, 9/4/07	225	226
MBNA, VR, 3.64%, 5/5/08	500	501
Merrill Lynch
7.00%, 3/15/06	275	281
VR, 4.31%, 3/2/09	400	403
Midland Bank, 7.625%, 6/15/06	700	724
Morgan Stanley Dean Witter
6.10%, 4/15/06	300	305
Regions Bank, 2.90%, 12/15/06	470	464
Residential Capital
144A, 6.375%, 6/30/10	225	227
SLM Corporation, VR, 4.13%, 4/1/09	750	737
St. Paul Companies, 5.75%, 3/15/07	350	358
Travelers Property Casualty
3.75%, 3/15/08	265	261
U.S. Bank, 2.87%, 2/1/07	400	393
Wells Fargo, 4.20%, 1/15/10	850	851
World Savings Bank, F.S.B.
4.125%, 12/15/09	650	649
		14,461
Consumer Products and Services 7.5%
AOL Time Warner, 6.125%, 4/15/06	350	355
Bunge Limited Finance
4.375%, 12/15/08	450	451
Chancellor Media, 8.00%, 11/1/08	400	431
Clorox, VR, 3.525%, 12/14/07	250	250
Comcast Cable, 8.375%, 5/1/07	350	375
Dayton Hudson, 7.50%, 7/15/06 ++	250	259
Harrah’s Operating, 7.125%, 6/1/07	400	420
Home Depot, 3.75%, 9/15/09	235	231
IBM, 3.80%, 2/1/08	500	497
Johnson & Johnson, 6.625%, 9/1/09	850	933
Jones Apparel Group
7.875%, 6/15/06	250	258
Kroger, 7.80%, 8/15/07	500	533
McCormick, 6.40%, 2/1/06	500	507
Merck, 2.50%, 3/30/07	300	293
Motorola, 5.80%, 10/15/08	400	416
Viacom, 5.625%, 5/1/07	210	215
		6,424
Energy 1.9%
Amerada Hess, 7.375%, 10/1/09	400	444
Devon Energy, 2.75%, 8/1/06	400	394
Encana, 4.60%, 8/15/09	400	404
Pemex Project Funding Master Trust
144A, VR, 4.71%, 6/15/10	400	410
		1,652
Industrial 9.0%
Alcoa, 4.25%, 8/15/07	200	201
American Honda Finance
144A, 2.875%, 4/3/06	400	397
Caterpillar Financial Services
2.35%, 9/15/06	500	491
DaimlerChrysler, 4.75%, 1/15/08	300	301
Dow Chemical, 7.00%, 8/15/05	610	612
Ford Motor Credit
6.50%, 1/25/07	250	253
VR, 4.389%, 3/21/07	150	147
General Electric
VR, 2.74%, 10/24/05	85	85
General Electric Capital
5.00%, 6/15/07	500	509
General Motors Acceptance
Corporation, 6.75%, 1/15/06	600	605
Hertz, VR, 4.419%, 8/5/08	250	242
Hutchison Whampoa Finance
144A, 6.95%, 8/1/07	500	526
John Deere Capital, 3.90%, 1/15/08	400	398
MeadWestvaco, 2.75%, 12/1/05	300	298
Nissan Motor Acceptance Corporation
144A, 4.625%, 3/8/10	450	451
Pulte Homes, 4.875%, 7/15/09	300	303
Ryland Group, 5.375%, 6/1/08	300	306
Tyco International, 5.80%, 8/1/06	400	407
United Technologies
4.375%, 5/1/10	900	907
Weyerhaeuser, 6.00%, 8/1/06	300	305
		7,744
Media and Communications 4.4%
BellSouth, VR, 2.919%, 11/15/07	300	300
Cox Enterprises
144A, 4.375%, 5/1/08	500	495
France Telecom
VR, STEP, 7.45%, 3/1/06	300	307
News America Holdings
7.375%, 10/17/08	350	381
Telecom Italia Capital
144A, 4.00%, 1/15/10	500	486
Telefonica Europe, 7.35%, 9/15/05	250	252
Telefonos De Mexico
4.50%, 11/19/08	365	363
Telus, 7.50%, 6/1/07	400	422
Verizon Global Funding
6.125%, 6/15/07	300	311
Verizon Wireless
5.375%, 12/15/06	400	407
		3,724
Transportation Services 0.4%
Union Pacific, 5.75%, 10/15/07	335	346
		346
Utilities 9.8%
Alabama Power, 3.50%, 11/15/07	750	740
Appalachian Power
VR, 3.42%, 6/29/07	240	240
CE Electric UK Funding
144A, 6.995%, 12/30/07	330	344
Centerpoint Energy, 5.875%, 6/1/08	300	311
Dominion Resources
4.125%, 2/15/08	300	299
7.625%, 7/15/05	300	300
Duke Capital, 4.302%, 5/18/06	400	400
Energy East, 5.75%, 11/15/06	470	479
Enterprise Products Operations
4.00%, 10/15/07	250	247
FirstEnergy, 5.50%, 11/15/06	290	295
Niagara Mohawk Power
7.75%, 10/1/08	425	469
NiSource Finance
VR, 3.854%, 8/23/09	400	402
Panhandle Eastern Pipeline
2.75%, 3/15/07	400	390
Pepco Holdings, 5.50%, 8/15/07	500	511
PG&E, VR, 3.82%, 7/5/05	52	52
Pinnacle West Capital
6.40%, 4/1/06	500	508
Progress Energy, 5.85%, 10/30/08	400	416
PSEG Power, 6.875%, 4/15/06	330	337
Public Service Electric & Gas
6.25%, 1/1/07	75	77
Sempra Energy
VR, 3.754%, 5/21/08	450	451
TXU Energy, 6.125%, 3/15/08	300	311
Western Power Distribution Holdings
144A, 6.875%, 12/15/07	120	125
Western Resources, 7.875%, 5/1/07	235	250
Wisconsin Electric Power
3.50%, 12/1/07	470	462
		8,416
Total Corporate Bonds and Notes
(Cost $42,750)		42,767

ASSET-BACKED SECURITIES 9.2%
Aesop Funding II
Series 2003-5A, Class A1
144A, 2.78%, 12/20/07	500	493
Bank One Auto Securitization Trust
Series 2003-1, Class A3
1.82%, 9/20/07	895	887
BMW Vehicle Owner Trust
Series 2003-A, Class A3
1.94%, 2/25/07	204	203
Capital Auto Receivables Asset Trust
Series 2002-2, Class A4
4.50%, 10/15/07	185	185
Capital One Master Trust
Series 1998-1, Class A
6.31%, 6/15/11	250	265
Chase Manhattan Auto Owner Trust
Series 2001-B, Class CTFS
3.75%, 5/15/08	42	42
Series 2003-A, Class A4
2.06%, 12/15/09	1,000	974
Citibank Credit Card Issuance Trust
Series 2000-A3, Class A3
6.875%, 11/15/09	400	426
Harley-Davidson Motorcycle Trust
Series 2001-1B, Class CTFS
5.29%, 1/15/09	58	58
Series 2003-3, Class A2
2.76%, 5/15/11	300	296
Series 2003-4, Class A2
2.69%, 4/15/11	500	492
Hertz Vehicle Finance
Series 2004-1, Class A2, 144A
2.38%, 5/25/08	900	877
Honda Auto Receivables Owner Trust
Series 2003-5, Class A4
2.96%, 4/20/09	500	493
MBNA Credit Card Master Note Trust
Series 2001, Class AA
5.75%, 10/15/08	725	737
Reliant Energy Transition Bond
Series 2001-1, Class A1
3.84%, 9/15/07	227	227
USAA Auto Owner Trust
Series 2004-1, Class A4
2.67%, 10/15/10	1,000	976
WFS Financial Owner Trust
Series 2004-2, Class C
3.20%, 11/21/11	245	243
Total Asset-Backed Securities
(Cost $7,965)		7,874

NON-U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES 7.2%
Banc of America Commercial Mortgage
Series 2003-1, Class A1, CMO
3.878%, 9/11/36	370	365
Series 2004-6, Class A1, CMO
3.801%, 12/10/42	176	174
BankBoston Home Equity Loan Trust
Series 1998-2, Class A6
6.64%, 12/25/28	320	328
Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO
VR, 4.281%, 1/25/34	550	553
Series 2004-A, Class 2A2, CMO
VR, 4.14%, 2/25/34	326	326
Series 2004-H, Class 2A2, CMO
VR, 4.792%, 9/25/34	693	698
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A1, CMO
3.688%, 11/11/41	143	142
Chase Funding Mortgage Loan
Series 2002-4, Class 2A1, VR
3.684%, 10/25/32	201	201
Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO
3.787%, 10/15/41	116	115
Credit Suisse First Boston
Series 2005-C1, Class A2, CMO
4.609%, 2/15/38	900	910
DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.00%, 6/10/32	375	412
Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	634	629
Morgan Stanley Dean Witter
Series 2002-TOP7, Class A1, CMO
5.38%, 1/15/39	398	413
Residential Asset Mortgage Products
Series 2003-RZ2, Class A1, CMO, VR
3.60%, 4/25/33	227	223
Series 2004-RZ3, Class AI2, VR
3.42%, 10/25/27	250	247
Washington Mutual
Series 2004-AR1, Class A, CMO, VR
4.229%, 3/25/34	437	426
Total Non-U.S. Government
Mortgage-Backed Securities
(Cost $6,237)		6,162

U.S. GOVERNMENT & AGENCY
MORTGAGE-BACKED SECURITIES 16.0%
U.S. Government Agency Obligations ± 14.5%
Federal Home Loan Mortgage
5.00%, 10/1 - 11/1/18	2,092	2,117
6.00%, 11/1/11 - 12/1/19	692	715
CMO
4.00%, 1/15/22	500	498
4.105%, 10/27/31	39	39
4.50%, 2/15/13	547	549
5.00%, 1/15/19 - 1/15/28	2,300	2,343
6.50%, 8/15/23	258	262
CMO, IO, 4.50%, 5/15/16 -
4/15/18	483	65
Federal National Mortgage Assn.
4.50%, 5/1/18 - 5/1/19	2,063	2,058
5.00%, 1/1/09 - 11/1/18	745	754
5.50%, 5/1/16 - 12/1/34	1,198	1,227
6.00%, 1/1/14	70	72
ARM
3.821%, 10/1/33	809	814
4.951%, 1/1/34	332	334
CMO
5.50%, 6/25/10	470	477
9.00%, 1/25/08	86	88
		12,412
U.S. Government Obligations 1.5%
Government National Mortgage Assn.
6.00%, 7/15/16	189	196
6.50%, 5/15/09	189	195
7.00%, 9/15/12 - 4/15/13	455	478
8.00%, 5/15/07	46	47
10.00%, 11/15/09 - 4/15/19	8	9
CMO, 3.878%, 12/16/19	391	387
		1,312
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $13,723)		13,724

U.S. GOVERNMENT & AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 10.6%
U.S. Government Agency Obligations ± 5.1%
Federal Farm Credit Bank
1.875%, 1/16/07	2,000	1,943
Federal Home Loan Mortgage
2.75%, 3/15/08	450	438
4.875%, 3/15/07	570	580
7.00%, 7/15/05	490	491
Federal National Mortgage Assn.
VR, 4.29%, 2/17/09	900	915
		4,367
U.S. Treasury Obligations 5.5%
U.S. Treasury Inflation-Indexed Notes
1.875%, 7/15/13	1,059	1,082
3.625%, 1/15/08	903	955
U.S. Treasury Notes
1.50%, 7/31/05	1,000	999
3.50%, 5/31/07	1,000	997
4.375%, 5/15/07	500	507
5.75%, 11/15/05	150	151
		4,691
Total U.S. Government & Agency
Obligations (excluding Mortgage-Backed)
(Cost $9,039)		9,058

OTHER 2.1%
Inter-American Development Bank
6.375%, 10/22/07	375	396
New South Wales Treasury
6.50%, 5/1/06 (AUD)	1,250	961
United Mexican States
8.00%, 12/28/06 (MXN)	5,063	462
Total Other
(Cost $1,779)		1,819

SHORT-TERM INVESTMENTS 5.1%
Money Market Funds 5.1%
T. Rowe Price Reserve
Investment Fund, 3.14% #†	4,411	4,411
Total Short-Term Investments
(Cost $4,411)		4,411

FORWARD CURRENCY EXCHANGE
CONTRACTS 0.0%
Unrealized gain (loss) on forward
currency exchange contracts (2)	3
Total Forward Currency Exchange
Contracts	3

FUTURES CONTRACTS 0.0%
Variation margin receivable (payable)
on open futures contracts (3)	1
Total Futures Contracts	1

Total Investments in Securities
100.1% of Net Assets (Cost $85,904)	$85,819

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
±	The issuer operates under a congressional charter; its securi-
ties are neither issued nor guaranteed by the U.S, government
†	Affiliated company—See Note 4
++	All or portion of this security is pledged to cover margin
requirements on futures contracts at June 30, 2005.
144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may be resold in transactions
exempt from registration only to qualified institutional buyers;
the total value of such securities at period-end amounts to
$6,295 and represents 7.3% of net assets.
ARM	Adjustable Rate Mortgage
AUD	Australian dollar
CMO	Collateralized Mortgage Obligation
IO	Interest Only security for which the fund receives interest
on notional principal (par)
MXN	Mexican peso
STEP	Stepped coupon bond for which the coupon rate of interest
will adjust on specified future date(s)
USD	U.S. dollar
VR	Variable Rate; rate shown is effective rate at period end

T. Rowe Price Limited-Term Bond Portfolio
June 30, 2005 (Unaudited)

(2) Open Forward Currency Exchange Contracts at June 30, 2005 were as follows:
Amounts in (000s)
						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
JP Morgan Chase	7/5/05	AUD	630	USD	481		$(2)
JP Morgan Chase	7/5/05	USD	474	AUD	630		(5)
Morgan Stanley	7/25/05	AUD	630	USD	480		(1)
Morgan Stanley	7/25/05	USD	490	AUD	630		11

Net unrealized gain (loss) on open forward currency exchange contracts							$3

(3) Open Futures Contracts at June 30, 2005 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 25 U.S. Treasury five year contracts,
$50 par of 7.50% Dayton Hudson bonds
pledged as initial margin	9/05	$(2,722)		$1
Net payments (receipts) of variation
margin to date				–

Variation margin receivable (payable) on open futures contracts				$1

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Limited-Term Bond Portfolio
June 30, 2005 (Unaudited)
(In thousands except shares and per share amounts)

Assets
Investments in securities, at value
Affiliated companies (cost $4,411)	$4,411
Non-affiliated companies (cost $81,493)	81,408

Total investments in securities	85,819
Cash	21
Dividends and interest receivable	771
Receivable for shares sold	178
Other assets	100

Total assets	86,889

Liabilities
Payable for shares redeemed	1,109
Due to affiliates	61

Total liabilities	1,170

NET ASSETS	$85,719

Net Assets Consist of:
Undistributed net investment income (loss)	$(43)
Undistributed net realized gain (loss)	(167)
Net unrealized gain (loss)	(85)
Paid-in-capital applicable to 17,332,458 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized	86,014

NET ASSETS	$85,719

NET ASSET VALUE PER SHARE

Limited-Term Bond Class
($84,853,793/17,157,489 shares outstanding)	$4.95

Limited-Term Bond–II Class
($865,661/174,969 shares outstanding)	$4.95

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Limited-Term Bond Portfolio
(Unaudited)
($ 000s)

6 Months
Ended
6/30/05
Investment Income (Loss)
Income
Interest	$1,713
Dividend	140

Total income	1,853
Investment management and administrative expense	323

Net investment income (loss)	1,530

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Securities	(45)
Futures	(79)
Foreign currency transactions	9

Net realized gain (loss)	(115)

Change in net unrealized gain (loss)
Securities	(514)
Futures	1
Other assets and liabilities
denominated in foreign currencies	3

Change in net unrealized gain (loss)	(510)

Net realized and unrealized gain (loss)	(625)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$905

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Limited-Term Bond Portfolio
(Unaudited)
($ 000s)

	6 Months	Year
	Ended	Ended
	6/30/05	12/31/04

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,530	$2,852
Net realized gain (loss)	(115)	39
Change in net unrealized gain (loss)	(510)	(1,878)

Increase (decrease) in net assets from operations	905	1,013

Distributions to shareholders
Net investment income
Limited-Term Bond Class	(1,570)	(2,952)
Limited-Term Bond–II Class	(3)	–

Decrease in net assets from distributions	(1,573)	(2,952)

Capital share transactions *
Shares sold
Limited-Term Bond Class	10,928	24,117
Limited-Term Bond–II Class	862	–
Distributions reinvested
Limited-Term Bond Class	1,554	2,958
Limited-Term Bond–II Class	3	–
Shares redeemed
Limited-Term Bond Class	(19,052)	(23,277)

Increase (decrease) in net assets from
capital share transactions	(5,705)	3,798

Net Assets
Increase (decrease) during period	(6,373)	1,859
Beginning of period	92,092	90,233

End of period	$85,719	$92,092

(Including undistributed net investment income (loss)
of $(43) at 6/30/05 and $0 at 12/31/04)

*Share information
Shares sold
Limited-Term Bond Class	2,210	4,792
Limited-Term Bond–II Class	174	–
Distributions reinvested
Limited-Term Bond Class	314	589
Limited-Term Bond–II Class	1	–
Shares redeemed
Limited-Term Bond Class	(3,854)	(4,622)

Increase (decrease) in shares outstanding	(1,155)	759

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Limited-Term Bond Portfolio
June 30, 2005 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Limited-Term Bond Portfolio (the fund) is a diversified, open-end management investment company and is one portfolio established by the corporation. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Limited-Term Bond Portfolio original share class (Limited-Term Bond class), offered since May 13, 1994, and Limited-Term Bond Portfolio–II (Limited-Term Bond–II class), offered since March 31, 2005. Limited-Term Bond–II shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund receives upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting The Limited-Term Bond-II pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Inflation adjustments to the principal amount of inflation-indexed bonds are included in interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments (“variation margin”) made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is included in investments in securities, and unrealized gains and losses on futures contracts are included in the change in net unrealized gain or loss in the accompanying financial statements. Unrealized gains and losses on forward currency exchange contracts are included in investments in securities, and in the change in net unrealized gain or loss in the accompanying financial statements. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts During the six months ended June 30, 2005, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts During the six months ended June 30, 2005, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Forward Commitments and Dollar Rolls During the six months ended June 30, 2005, the fund purchased To Be Announced (TBA) mortgage backed securities on a forward commitment basis, with payment and delivery at an agreed-upon later date. The fund purchases TBAs with the intention of taking possession of the underlying mortgage securities. The fund may also enter dollar roll transactions, in which it sells a mortgage-backed security and simultaneously purchases a similar, but not identical, TBA with the same issuer, coupon, and terms. The fund accounts for dollar roll transactions as purchases and sales. Accordingly, these transactions increase the fund’s portfolio turnover rate. Losses may occur due to changes in market conditions or the failure of counterparties to perform under the contracts, and actual mortgages received may be less favorable than those anticipated by the fund.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $12,707,000 and $15,708,000, respectively, for the six months ended June 30, 2005. Purchases and sales of U.S. government securities aggregated $14,888,000 and $12,807,000, respectively, for the six months ended June 30, 2005.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2005.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2004, the fund had $47,000 of unused capital loss carryforwards, of which $47,000 expire in 2012.

At June 30, 2005, the cost of investments for federal income tax purposes was $85,904,000. Net unrealized loss aggregated $85,000 at period-end, of which $571,000 related to appreciated investments and $656,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.70% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors’ fees and expenses, and extraordinary expenses are paid directly by the fund.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the six months ended June 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $140,000, and the value of shares of the T. Rowe Price Reserve Funds held at June 30, 2005 and December 31, 2004 was $4,411,000 and $10,985,000, respectively.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On March 2, 2005, the fund’s Board of Directors unanimously approved the investment advisory contract (“Contract”) between the fund and its investment manager, T. Rowe Price Associates, Inc. (“Manager”). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total return over the 1-, 3-, 5-, and 10-year periods, as well as the fund’s year-by-year returns, and compared these returns to previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s results for certain time periods were less than satisfactory. The Manager provided its assessment of the fund’s investment results and reviewed steps taken to address issues raised by the Board. The Board concluded that the Manager’s response and steps taken were satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds. The fund is managed similarly to the T. Rowe Price Short-Term Bond Fund and, as a result, profitability information for these two funds would be computed and provided in an aggregate fashion. However, because the Manager is currently waiving a significant portion of its fee from managing the T. Rowe Price Short-Term Bond Fund, the Board was not provided with estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits from advising T. Rowe Price mutual funds were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. The Board noted that, under the Contract, the fund pays the Manager a single fee based on the fund’s assets and the Manager, in turn, pays all expenses of the fund, with certain exceptions. The Board concluded that, based on the profitability data it reviewed and consistent with this single fee structure, the Contract provided for a reasonable sharing of benefits from any economies of scale with the fund.

Fees
The Board reviewed the fund’s single-fee structure and compared the rate to fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s single fee rate was at or below the median management fee rate and expense ratio for comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	August 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	August 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	August 18, 2005